Employee Defined Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Employee Defined Benefit Obligations

	December 31	December 31
	2019	2018
	$	$

Net defined benefit pension asset	(26.0)	(10.0)

Net defined benefit pension liability	69.8	55.5
End of employment benefit plans	15.4	13.1

	85.2	68.6

Summary of Reconciliation for Net Defined Benefit Liability
The following table presents a reconciliation from the opening balances to the closing balances for the net defined benefit liability and its components:

	2019			2018
	Defined Benefit Obligation $	Fair Value of Plan Assets $	Net Defined Benefit Liability $	Defined Benefit Obligation $	Fair Value of Plan Assets $	Net Defined Benefit Liability $
Balance, beginning of the year	494.3	(448.8)	45.5	397.7	(379.2)	18.5
Acquisitions	-	-	-	80.9	(64.4)	16.5

Included in pre-tax profit or loss
Interest expense (income)	13.0	(12.1)	0.9	10.8	(10.2)	0.6
Past service cost	-	-	-	10.5	-	10.5
Administrative expenses paid by the Plans	-	1.1	1.1	-	1.7	1.7

	13.0	(11.0)	2.0	21.3	(8.5)	12.8

Included in other comprehensive loss (income)
Return on the plan assets, excluding interest income	-	(55.5)	(55.5)	-	17.4	17.4

Actuarial (gains) losses arising from:
Changes in demographic assumptions	(1.9)	-	(1.9)	(0.8)	-	(0.8)
Changes in financial assumptions	81.9	-	81.9	(9.3)	-	(9.3)
Experience adjustments	(4.4)	-	(4.4)	5.5	-	5.5

Remeasurement loss on net employee defined benefit liability, before tax	75.6	(55.5)	20.1	(4.6)	17.4	12.8

Effect of movement in exchange rates	(5.0)	4.2	(0.8)	11.5	(10.3)	1.2

	70.6	(51.3)	19.3	6.9	7.1	14.0

Other
Benefits paid	(14.8)	14.8	-	(12.5)	12.3	(0.2)
Contributions by employer	-	(23.0)	(23.0)	-	(16.1)	(16.1)

	(14.8)	(8.2)	(23.0)	(12.5)	(3.8)	(16.3)

Balance, end of the year	563.1	(519.3)	43.8	494.3	(448.8)	45.5

	December 31	December 31
	2019	2018
	$	$

Included in the consolidated statement of financial position within:

Net defined benefit asset	(26.0)	(10.0)
Net defined benefit liability	69.8	55.5

	43.8	45.5

Summary of Net Defined Benefit Asset

		For the year ended December 31
		2019	2018
	Note	$	$

Included in the consolidated statement of income as:

Continuing operations - administrative and marketing expenses		2.0	6.6
Discontinued operations	8	-	6.2

		2.0	12.8

Summary of Major Categories of Plan Assets, Measured at Fair Value
Major categories of plan assets, measured at fair value, are as follows:

	December 31	December 31
	2019	2018
	$	$

Cash and cash equivalents	7.6	3.3

Investments quoted in active markets (mutual, exchange-traded, and pooled funds):
Equities	163.4	138.1
Corporate bonds and fixed income	73.3	57.5
Pooled fund liability-driven investments	13.2	15.5
Property funds	14.4	10.6

Unquoted investments:
Annuity policies	123.2	110.8
Insurance contract:
Equities and property	85.0	80.2
Corporate bonds	29.9	19.2
Cash and cash equivalents	9.3	13.6

Fair value of the plan assets	519.3	448.8

Summary of Principal Assumptions Used In Determining Pension Benefit Obligations
The principal assumptions used in determining pension benefit obligations for the Plans are shown below (expressed as weighted averages):

	December 31	December 31
	2019	2018

Discount rate	1.89%	2.77%
Rate of increase in salaries	4.34%	4.47%
Rate of inflation, pre-retirement	2.60%	2.55%
Rate of increase in future pensions payment	3.44%	3.51%

Life expectancy at age 65 for current pensioners:
Male	22 years	22 years
Female	24 years	24 years

Life expectancy at age 65 for current members aged 45:
Male	23 years	23 years
Female	25 years	25 years

Summary of Quantitative Sensitivity Analyses Impact on Defined Benefit Obligation for Significant Assumptions
Quantitative sensitivity analyses showing the impact on the defined benefit obligation for significant assumptions are as follows:

	December 31		December 31
	2019		2018

	Increase	Decrease	Increase	Decrease
	$	$	$	$

Change in discount rate by 0.25%	(18.9)	19.6	(15.6)	17.0
Change in pre-retirement inflation rate by 0.25%	5.7	(5.5)	5.0	(4.8)
Change in salary growth by 0.25%	1.0	(1.0)	0.9	(0.8)
Change in pension increase assumption by 0.25%	10.5	(9.2)	8.4	(8.1)
Increase of one year in the life expectancy	11.8	n/a	9.4	n/a